Quarterly Holdings Report
for

Fidelity® California Municipal Income Fund

May 31, 2020

CFL-QTLY-0720
1.802197.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount (000s)	Value (000s)
California - 96.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2012 A:
5% 8/1/24	$1,050	$1,124
5% 8/1/25	1,245	1,331
5% 8/1/27	300	320
5% 8/1/28	400	427
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	2,272
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	2,967
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A:
5% 10/1/24	11,530	12,718
5% 10/1/25	5,245	5,767
Series 2016 B:
5% 10/1/34	2,500	2,714
5% 10/1/35	4,000	4,331
Alameda County Ctfs. of Prtn. (Santa Rita Jail Proj.) Series 2007 A, 5% 12/1/20 (AMBAC Insured)	2,810	2,820
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,128
Series 1997 C, 0% 9/1/22 (FSA Insured)	5,150	5,085
Antelope Valley Cmnty. College District Series A:
5% 8/1/31	1,325	1,652
5% 8/1/32	1,345	1,667
5% 8/1/33	1,805	2,226
5% 8/1/34	3,000	3,688
5% 8/1/35	4,000	4,900
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series B, 2.85%, tender 4/1/25 (a)	7,000	7,431
Series C, 2.1%, tender 4/1/22 (a)	7,000	7,116
Series H, 2.125%, tender 4/1/25 (a)	4,000	4,125
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,541
5% 6/1/25	4,355	4,765
5% 6/1/27	2,755	3,011
5% 6/1/28	3,045	3,324
California Dept. of Wtr. Resources Series AI, 5% 12/1/25	2,700	2,893
California Edl. Facilities Auth. Rev.:
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	2,132
(Santa Clara Univ. Proj.):
Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,723
Series 2017 C:
5% 4/1/30	650	841
5% 4/1/31	890	1,144
5% 4/1/33	1,245	1,580
Series 2018 A:
5% 10/1/34	760	903
5% 10/1/36	840	990
5% 10/1/38	620	726
5% 10/1/42	4,000	4,643
5% 10/1/46	6,235	7,192
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	105	105
Series 2007:
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2019:
5% 10/1/22	10,000	11,085
5% 10/1/25	5,720	7,047
Series 2020:
4% 3/1/23	5,000	5,499
4% 3/1/24	7,500	8,497
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 4/1/35	3,500	3,798
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
6% 3/1/33	5,440	5,463
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	11,034
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,730
5% 11/15/23	2,000	2,180
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	2,052
(Stanford Health Proj.) Series 2017 A:
5% 11/15/35	3,405	4,174
5% 11/15/36	5,000	6,108
5% 11/15/37	3,000	3,654
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	8,190	8,521
Series 2011 A, 3%, tender 3/1/24 (a)	8,890	9,241
Series 2019 B, 5%, tender 10/1/27 (a)	7,700	9,517
Series 2011 D:
5% 8/15/22	900	947
5% 8/15/23	700	736
5% 8/15/25	2,000	2,096
Series 2016 A, 5% 11/15/46	3,335	3,786
Series 2017 A:
4% 11/1/38	5,475	6,137
5% 11/15/32	1,400	1,658
Series 2018 A, 5% 11/15/27	500	624
California Hsg. Fin. Agcy. Series 2019 A, 4% 3/20/33	6,957	7,098
California Infrastructure & Econ. Dev. Series 2019:
5% 8/1/44	6,500	7,992
5% 8/1/49	11,000	13,449
California Infrastructure& Econ. Dev. Bank Rev. (Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,083
5% 12/1/32	1,000	1,003
5% 12/1/42	2,185	2,190
California Muni. Fin. Auth.:
(Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,330
5% 6/1/33	2,320	2,794
5% 6/1/34	5,290	6,355
5% 6/1/35	5,110	6,115
5% 6/1/36	5,830	6,951
5% 6/1/37	3,000	3,567
Series 2019 A, 2.65% 8/1/36	9,919	10,437
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	342
5% 10/1/26	715	808
5% 10/1/28	2,130	2,405
5% 10/1/32	1,000	1,097
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,334
4% 5/15/30	1,575	1,823
4% 5/15/31	2,150	2,469
4% 5/15/32	1,000	1,138
5% 5/15/33	895	1,076
5% 5/15/34	1,000	1,198
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	292
5% 8/15/29	245	309
5% 8/15/30	225	282
5% 8/15/33	750	923
5% 8/15/36	1,435	1,744
(LINXS APM Proj.) Series 2018 A:
5% 12/31/33 (b)	4,000	4,468
5% 12/31/34 (b)	3,000	3,339
5% 12/31/35 (b)	2,500	2,771
5% 12/31/37 (b)	4,000	4,399
5% 12/31/38 (b)	5,000	5,484
5% 12/31/43 (b)	6,000	6,506
5% 12/31/47 (b)	5,000	5,401
(Pomona College Proj.) Series 2017:
4% 1/1/37	1,250	1,457
4% 1/1/38	1,500	1,743
5% 1/1/32	1,000	1,286
5% 1/1/33	500	639
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,186
5% 6/1/28	1,000	1,182
5% 6/1/30	1,555	1,821
5% 6/1/32	1,000	1,157
5% 6/1/33	1,000	1,151
5% 6/1/35	1,000	1,144
5% 6/1/43	3,750	4,210
Series 2016 A, 5% 11/1/36 (c)	1,000	1,020
Series 2017 A:
5% 7/1/29	575	683
5% 7/1/31	1,000	1,174
5% 7/1/32	1,400	1,634
5% 7/1/33	1,000	1,155
5% 7/1/34	1,395	1,607
5% 7/1/35	1,500	1,715
5% 7/1/36	1,500	1,708
5% 7/1/37	1,250	1,420
Series 2017 B:
5% 7/1/28	1,250	1,491
5% 7/1/29	1,300	1,543
5% 7/1/30	750	886
5% 7/1/31	800	939
5% 7/1/32	1,385	1,616
Series 2017:
5% 10/1/27	500	570
5% 10/1/36	1,250	1,350
5% 10/1/37	500	539
5% 10/1/39	1,750	1,875
Series 2018:
5% 10/1/31	200	226
5% 10/1/32	225	252
5% 10/1/33	225	251
5% 10/1/34	225	249
5% 10/1/35	225	248
5% 10/1/36	250	275
5% 10/1/37	550	603
5% 10/1/38	300	327
Series 2019 A:
5% 4/1/30	3,000	3,638
5% 4/1/31	2,000	2,409
5% 4/1/32	3,000	3,587
5% 4/1/35	1,780	2,097
5% 4/1/36	1,125	1,320
5% 4/1/37	1,475	1,724
5% 4/1/40	2,500	2,899
5% 4/1/41	3,865	4,469
Series 2019:
5% 7/1/34	825	1,034
5% 7/1/39	1,000	1,230
5% 7/1/49	2,100	2,537
California Muni. Fin. Auth. Sr Living Series 2019:
5% 11/15/39	1,155	1,167
5% 11/15/49	2,500	2,462
California Muni. Fin. Auth. Student Hsg.:
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/26	4,210	4,744
5% 5/15/27	4,635	5,285
5% 5/15/34	10,000	11,071
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/33	1,345	1,496
5% 5/15/35	1,955	2,156
5% 5/15/36	1,500	1,647
5% 5/15/43	1,500	1,617
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(b)	7,500	7,936
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	1,550	1,163
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	1,500	1,125
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,857
(Dept. of Corrections & Rehab. Proj.) Series 2011 C:
5% 10/1/27	9,530	10,111
5.25% 10/1/24	4,170	4,441
5.25% 10/1/25	2,875	3,062
5.75% 10/1/31	4,000	4,268
(Various California State Univ. Proj.) Series 2012 D:
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,700	1,884
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,865	2,067
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,083
5% 4/1/25	5,300	5,736
Series 2012 G, 5% 11/1/25	2,500	2,770
Series 2016 D, 4% 4/1/33	1,660	1,884
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	3,000	3,209
5% 12/1/23	2,800	2,994
California State Univ. Rev. Bonds Series 2016 B1, 1.6%, tender 11/1/26 (a)	5,000	5,149
California Statewide Cmntys. Dev. Auth.:
Series 2016:
5% 5/15/34	1,250	1,331
5% 5/15/35	4,725	5,019
5% 5/15/40	2,250	2,364
Series 2017, 5% 5/15/47	1,000	1,047
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/33	1,595	1,862
5% 1/1/38	3,240	3,703
5% 1/1/43	7,300	8,200
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30 (Pre-Refunded to 11/1/20 @ 100)	3,000	3,063
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	287
5% 7/1/28	660	785
5% 7/1/29	695	819
5% 7/1/30	730	855
5% 7/1/31	765	891
5% 7/1/32	805	931
5% 7/1/33	845	972
5% 7/1/34	885	1,015
5% 7/1/35	925	1,056
5% 7/1/36	500	569
5% 7/1/37	650	737
5% 7/1/38	500	565
5% 7/1/43	1,250	1,402
5% 7/1/48	9,000	10,034
(Lancer Edl. Student Hsg. Proj.) Series 2019 A:
5% 6/1/34 (c)	375	377
5% 6/1/39 (c)	475	466
5% 6/1/51 (c)	1,440	1,358
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42 (Pre-Refunded to 8/15/20 @ 100)	2,120	2,145
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/27	3,000	3,020
Bonds Series 2007 A, 5%, tender 3/1/27 (a)	4,000	4,623
Series 2015, 5% 2/1/45	4,050	4,201
Series 2016:
5% 10/1/26	1,125	1,358
5% 10/1/27	2,360	2,838
5% 10/1/28	1,230	1,474
5% 10/1/29	675	805
5% 10/1/30	1,100	1,306
5% 10/1/33	1,850	2,141
Series 2017 A, 5% 11/1/32 (c)	1,135	1,178
Series 2018 A, 5% 3/1/42	7,500	8,793
Carlsbad Unified School District:
Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	5,300	6,358
Series 2017 A:
4% 5/1/31	1,500	1,765
4% 5/1/32	1,150	1,344
4% 5/1/33	1,375	1,599
4% 5/1/34	1,375	1,589
Chaffey Unified High School District Series 2017 C, 5.25% 8/1/47	6,460	7,822
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25	645	734
5% 9/1/28	1,250	1,413
5% 9/1/32	1,125	1,263
5% 9/1/35	585	655
Ctr. Unified School District Series 1997 C, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,008
Desert Sands Unified School District Series 2013 B:
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	2,000	2,282
5% 6/1/28 (Pre-Refunded to 6/1/23 @ 100)	2,000	2,282
5% 6/1/29 (Pre-Refunded to 6/1/23 @ 100)	1,650	1,883
5% 6/1/30 (Pre-Refunded to 6/1/23 @ 100)	2,500	2,853
5% 6/1/31 (Pre-Refunded to 6/1/23 @ 100)	1,750	1,997
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/29	250	340
5% 7/1/30	250	348
El Camino Hosp. District Series 2006, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,310
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,503
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36	330	400
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	4,953
Series 2015:
5% 9/1/27	1,940	2,364
5% 9/1/28	4,125	5,015
5% 9/1/29	4,325	5,248
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,376
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	2,119
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,951
Series 2016:
5% 9/1/27	1,875	2,206
5% 9/1/28	1,500	1,749
5% 9/1/29	2,000	2,316
5% 9/1/30	1,720	1,972
5% 9/1/31	2,500	2,851
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	3,180	3,575
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,595
0% 10/1/25 (AMBAC Insured)	1,665	1,563
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	997
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	4,331
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	2,599
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,314
Foothill-De Anza Cmnty. College District Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,862
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 2015 A, 0% 1/15/33 (FSA Insured)	9,000	6,307
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,390	4,865
Series 2013 A, 5% 6/1/30	6,000	6,653
Series 2015 A, 5% 6/1/33	2,305	2,681
Series 2017 A1:
5% 6/1/21	2,000	2,078
5% 6/1/22	2,000	2,148
5% 6/1/23	2,000	2,215
5% 6/1/24	3,000	3,420
5% 6/1/25	3,000	3,499
Series A, 0% 6/1/24 (AMBAC Insured)	8,030	7,708
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2019:
4% 9/2/38	1,000	1,151
4% 9/2/39	1,000	1,148
5% 9/2/44	2,545	3,126
4% 9/2/21	1,750	1,833
5% 9/2/23	1,000	1,091
5% 9/2/24	825	933
5% 9/2/25	500	543
5% 9/2/26	800	899
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/25	1,700	2,002
5% 9/1/26	1,860	2,181
5% 9/1/27	1,725	2,012
5% 9/1/28	1,000	1,164
5% 9/1/29	1,250	1,450
Series 2013 A:
5% 9/1/24	3,830	4,352
5% 9/1/25	4,085	4,628
5% 9/1/26	4,105	4,619
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,883
5% 8/15/28	1,960	2,089
5% 8/15/29	4,225	4,501
5% 8/15/30	4,555	4,852
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	408
5% 8/1/22	450	454
5% 8/1/23	485	489
5% 8/1/24	1,000	1,008
5% 8/1/26	1,370	1,381
5% 8/1/28	760	766
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,102
5% 8/1/25	1,000	1,102
5% 8/1/26	1,000	1,101
5% 8/1/27	1,000	1,100
5% 8/1/28	1,000	1,099
5% 8/1/29	1,000	1,097
5% 8/1/30	1,000	1,095
5% 8/1/31	1,000	1,093
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,003
Long Beach Cmnty. College:
0% 6/1/28 (FSA Insured)	2,995	2,712
0% 6/1/31 (FSA Insured)	8,285	6,917
Long Beach Hbr. Rev.:
Series 2017 A:
5% 5/15/26 (b)	1,110	1,325
5% 5/15/27 (b)	2,000	2,414
5% 5/15/29 (b)	1,350	1,617
5% 5/15/30 (b)	1,300	1,549
5% 5/15/31 (b)	2,400	2,844
5% 5/15/32 (b)	1,760	2,073
5% 5/15/33 (b)	1,350	1,581
5% 5/15/34 (b)	1,650	1,928
5% 5/15/35 (b)	2,500	2,910
5% 5/15/36 (b)	3,000	3,479
5% 5/15/37 (b)	2,755	3,186
Series 2019 A, 5% 5/15/44	10,000	12,372
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	411
5.75% 8/1/33	170	171
Los Angeles Cmnty. College District:
Series 2015 A, 5% 8/1/29	7,000	8,289
Series 2017 J, 4% 8/1/33	2,500	2,927
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,815
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/23	1,600	1,795
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,475
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/24 (b)	795	907
5% 5/15/25 (b)	2,250	2,633
5% 5/15/26 (b)	1,705	1,989
5% 5/15/27 (b)	1,250	1,454
5% 5/15/28 (b)	1,250	1,450
5% 5/15/29 (b)	1,575	1,819
5% 5/15/30 (b)	1,400	1,612
Series 2015 D:
5% 5/15/23 (b)	1,390	1,540
5% 5/15/28 (b)	1,950	2,262
5% 5/15/29 (b)	2,550	2,946
5% 5/15/30 (b)	2,000	2,302
5% 5/15/31 (b)	2,540	2,913
5% 5/15/41 (b)	3,240	3,636
Series 2016 A:
5% 5/15/29 (b)	2,500	2,932
5% 5/15/30 (b)	2,500	2,914
5% 5/15/31 (b)	3,000	3,476
5% 5/15/32 (b)	3,700	4,260
5% 5/15/33 (b)	2,000	2,291
5% 5/15/35 (b)	2,000	2,277
5% 5/15/42 (b)	7,500	8,412
Series 2016 B:
5% 5/15/22 (b)	1,000	1,076
5% 5/15/26 (b)	1,600	1,906
5% 5/15/27 (b)	1,000	1,184
5% 5/15/36 (b)	3,600	4,085
5% 5/15/41 (b)	3,750	4,212
Series 2017 B:
5% 5/15/23 (b)	1,000	1,106
5% 5/15/24 (b)	1,500	1,708
5% 5/15/25 (b)	1,750	2,043
Series 2018 D, 5% 5/15/48 (b)	2,000	2,324
Series 2018, 5% 5/15/43 (b)	10,000	11,699
Series 2019 A, 5% 5/15/49 (b)	4,950	5,748
Series 2019 D, 5% 5/15/49 (b)	4,000	4,613
Series A, 5% 5/15/30 (b)	700	833
Series F:
4% 5/15/49 (b)	5,000	5,302
5% 5/15/30 (b)	2,480	3,074
5% 5/15/34 (b)	950	1,143
5% 5/15/44 (b)	9,000	10,502
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 4.75% 10/15/20 (Escrowed to Maturity)	35	35
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A:
5% 7/1/28	3,400	4,078
5% 7/1/30	6,000	7,172
Series 2016 B, 5% 7/1/42	4,595	5,457
Los Angeles Hbr. Dept. Rev. Series 2016 A, 5% 8/1/24 (b)	1,500	1,712
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/26	3,000	3,216
Series 2014 A:
5% 5/1/24	325	377
5% 5/1/25	540	624
5% 5/1/29	500	574
5% 5/1/30	1,000	1,146
5% 5/1/31	1,555	1,776
Series 2014 B:
5% 5/1/24	200	232
5% 5/1/25	225	260
5% 5/1/29	500	574
5% 5/1/30	400	458
5% 5/1/31	400	457
Series 2016 B, 5% 11/1/36	1,500	1,784
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 5% 6/1/28	4,800	5,243
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	230	231
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,090
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/27	190	214
5% 4/1/28	3,350	3,807
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,991
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,674
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	1,215	1,213
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	802
Modesto Irrigation District Fing. Auth. Series 2019 A, 5% 10/1/39	1,500	1,854
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,932
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,741
5% 6/1/31	500	527
5% 6/1/32	500	523
5% 6/1/33	1,800	1,872
5% 6/1/34	1,345	1,392
5% 6/1/35	1,895	1,958
5% 6/1/36	2,000	2,062
5% 6/1/41	6,155	6,354
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,364
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	5,427
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,794
5% 9/1/25	1,000	1,082
5% 9/1/26	1,155	1,246
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	3,931
Series 2015:
4% 9/1/24 (FSA Insured)	330	376
5% 9/1/25 (FSA Insured)	680	816
5% 9/1/26 (FSA Insured)	500	599
5% 9/1/26 (FSA Insured)	1,500	1,798
5% 9/1/27 (FSA Insured)	455	544
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,760
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,250	11,192
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	2,370	2,507
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,820
5% 5/1/38	2,265	2,660
5% 5/1/39	1,500	1,758
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,755	4,483
Oakland Gen. Oblig.:
Series 2012, 5% 1/15/25 (Pre-Refunded to 1/15/21 @ 100)	3,460	3,564
Series 2015 A:
5% 1/15/28	1,225	1,508
5% 1/15/29	1,650	2,025
5% 1/15/30	1,665	2,035
5% 1/15/31	1,520	1,856
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	290	300
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/30	1,250	1,466
5% 8/1/30 (FSA Insured)	1,570	1,849
5% 8/1/40	3,500	4,032
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,140
5% 2/1/23	5,000	5,336
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	4,100
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,664
5% 2/1/36	6,630	8,027
Palmdale Elementary School District Spl. Tax Series 2017 A, 5% 8/1/41 (FSA Insured)	1,275	1,536
Palomar Cmnty. College District Series 2017, 5% 8/1/35	1,410	1,750
Palomar Health Rev.:
Series 2016, 5% 11/1/36	12,970	14,605
Series 2017, 5% 11/1/42	3,000	3,343
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	4,471
Perris Union High School District Series A, 4% 9/1/48 (FSA Insured)	11,000	12,367
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,999
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	996
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,980
Port of Oakland Rev.:
Series 2011 O, 5% 5/1/22 (b)	4,500	4,643
Series 2012 P:
5% 5/1/22 (b)	4,000	4,264
5% 5/1/24 (b)	3,070	3,272
Series 2017 D:
5% 11/1/25 (b)	5,135	6,009
5% 11/1/26 (b)	2,285	2,718
5% 11/1/27 (b)	4,000	4,847
5% 11/1/28 (b)	4,925	5,924
5% 11/1/29 (b)	4,200	5,027
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	3,007
5% 6/15/28	2,190	2,623
5% 12/15/28	2,200	2,630
5% 12/15/29	4,825	5,720
5% 12/15/30	3,500	4,610
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	10,247
Series 2011, 0% 8/1/46	10,150	4,700
Series B:
0% 8/1/33	4,840	3,750
0% 8/1/35	9,000	6,560
0% 8/1/37	6,325	4,315
0% 8/1/41	5,130	3,060
Poway Unified School District Pub. Fing.:
5% 9/15/26	935	1,069
5% 9/1/30	1,495	1,693
5% 9/1/31	1,260	1,416
5% 9/1/32	1,795	2,005
5% 9/1/33	2,740	3,043
5% 9/1/34	1,225	1,360
5% 9/1/35	1,580	1,744
5% 9/1/36	3,395	3,721
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,049
5% 9/1/26 (FSA Insured)	1,350	1,583
5% 9/1/27 (FSA Insured)	1,700	1,983
5% 9/1/28 (FSA Insured)	1,700	1,979
5% 9/1/29 (FSA Insured)	1,850	2,147
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,822
Richmond Wastewtr. Rev. Series 2019 A:
4% 8/1/49	4,000	4,601
5% 8/1/39	390	501
5% 8/1/44	2,135	2,700
Riverside County Trans. Commission Toll Rev. Series 2013 A:
5.75% 6/1/44	2,500	2,675
5.75% 6/1/48	5,000	5,342
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	3,840	4,857
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,079
5% 8/1/27	1,725	2,095
5% 8/1/28	1,935	2,348
5% 8/1/29	2,330	2,825
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,566
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	6,194
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,446
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,032
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	5,979
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,662
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,768
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	375	383
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	5,317
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	902
5% 7/1/36	2,000	2,277
5% 7/1/41	6,430	7,245
Series 2018 C:
5% 7/1/34 (b)	4,000	4,696
5% 7/1/35 (b)	5,000	5,845
5% 7/1/36 (b)	7,500	8,733
Series 2018 E:
5% 7/1/33	1,300	1,545
5% 7/1/34	1,000	1,185
5% 7/1/35	1,000	1,180
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	3,083
Series 2013 A, 5% 8/15/41	2,810	3,176
Series 2016 D, 5% 8/15/28	2,500	3,327
Sacramento TOT Rev. Series A:
5% 6/1/34	700	810
5% 6/1/35	2,065	2,378
5% 6/1/36	2,215	2,540
5% 6/1/37	2,405	2,750
5% 6/1/38	1,240	1,414
5% 6/1/43	6,000	6,766
San Bernardino Cmnty. College District Series 2019 A, 4% 8/1/44	2,000	2,277
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	9,467
(Med. Ctr. Fing. Proj.) 5.5% 8/1/22 (Escrowed to Maturity)	10,000	10,768
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,253
5% 8/1/24 (FSA Insured)	1,250	1,423
5% 8/1/25 (FSA Insured)	2,000	2,275
5% 8/1/27 (FSA Insured)	2,000	2,270
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	7,505	7,674
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,650	2,000
5% 7/1/31	2,000	2,398
5% 7/1/33	1,735	2,056
5% 7/1/34	1,380	1,629
5% 7/1/35	1,500	1,764
5% 7/1/36	1,980	2,320
5% 7/1/38	2,000	2,331
5% 7/1/42	5,000	5,774
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,508
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/24 (b)	1,000	1,140
5% 7/1/25 (b)	515	601
5% 7/1/27 (b)	500	606
5% 7/1/28 (b)	1,000	1,206
5% 7/1/29 (b)	1,725	2,067
5% 7/1/30 (b)	2,915	3,469
5% 7/1/31 (b)	1,250	1,479
5% 7/1/32 (b)	1,300	1,528
5% 7/1/33 (b)	1,330	1,555
5% 7/1/34 (b)	1,000	1,166
5% 7/1/36 (b)	1,500	1,737
5% 7/1/37 (b)	750	866
5% 7/1/47 (b)	5,250	5,959
Series A, 5% 7/1/26 (b)	690	822
Series 2000 B, 5% 7/1/22	4,000	4,320
Series 2013 B, 5% 7/1/38 (b)	7,000	7,541
Series 2017A, 5% 7/1/42	5,810	6,758
Series 2019 B:
5% 7/1/28 (b)	715	881
5% 7/1/49 (b)	3,250	3,783
Series 2020 B:
5% 7/1/29	2,720	3,473
5% 7/1/30	2,550	3,300
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,858
Series 2015 A, 5% 10/15/44	4,005	4,737
Series 2016:
5% 10/15/29	2,000	2,362
5% 10/15/30	1,000	1,176
5% 10/15/31	650	761
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	2,472
Series 2008 C, 0% 7/1/37	1,300	889
Series 2008 E, 0% 7/1/47 (d)	8,700	8,111
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A:
4% 7/1/38	3,040	3,474
4% 7/1/39	2,075	2,366
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2014 A, 5% 5/1/40 (b)	1,865	2,042
Series 2016 B:
5% 5/1/41 (b)	9,695	10,901
5% 5/1/46 (b)	23,000	25,693
Series 2017 A, 5% 5/1/42 (b)	3,000	3,408
Series 2017 D, 5% 5/1/25 (b)	2,250	2,613
Series 2019 A:
5% 5/1/36 (b)	10,000	11,906
5% 5/1/37 (b)	5,595	6,638
5% 1/1/47 (b)	3,005	3,476
Series 2019 B, 5% 5/1/49	5,000	6,034
Series 2019 E, 5% 5/1/50 (b)	7,000	8,097
Series A, 5% 5/1/44 (b)	8,390	9,144
5% 5/1/28	2,280	2,756
5% 5/1/29	1,225	1,476
5% 5/1/30	330	396
5% 5/1/32	1,000	1,188
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,077
5% 8/1/24	750	806
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	1,031
5% 8/1/26 (FSA Insured)	1,055	1,241
5% 8/1/27 (FSA Insured)	1,250	1,468
5% 8/1/28 (FSA Insured)	1,250	1,466
5% 8/1/29 (FSA Insured)	3,150	3,689
5% 8/1/30 (FSA Insured)	4,070	4,759
5% 8/1/31 (FSA Insured)	650	759
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,790
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	3,943
5% 6/1/26	3,000	3,366
San Jose Int. Arpt. Rev.:
Series 2017 A:
5% 3/1/27 (b)	2,480	2,982
5% 3/1/29 (b)	710	844
5% 3/1/31 (b)	1,100	1,292
5% 3/1/32 (b)	850	992
5% 3/1/33 (b)	1,095	1,271
5% 3/1/34 (b)	1,250	1,447
5% 3/1/35 (b)	3,460	3,992
5% 3/1/36 (b)	2,250	2,586
5% 3/1/37 (b)	2,250	2,579
5% 3/1/41 (b)	10,235	11,629
Series 2017 B:
5% 3/1/29	200	247
5% 3/1/30	250	307
5% 3/1/32	235	286
5% 3/1/33	250	302
5% 3/1/34	500	603
5% 3/1/37	3,000	3,580
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,978
5% 10/1/29	675	796
5% 10/1/30	2,000	2,344
5% 10/1/31	2,310	2,695
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,280
Series 2010 B, 0% 8/1/47	9,000	4,380
San Mateo County Cmnty. College District Series 2019:
5% 9/1/36	1,000	1,299
5% 9/1/37	1,000	1,295
5% 9/1/38	760	980
5% 9/1/39	1,000	1,286
5% 9/1/40	1,100	1,407
San Mateo County Joint Powers Fing. Auth. Series 2019 A:
5% 7/15/24	4,000	4,726
5% 7/15/26	4,000	5,002
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	8,000	10,129
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,969
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,432
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,412
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	960
5% 6/15/26 (FSA Insured)	860	996
5% 6/15/27 (FSA Insured)	1,770	2,045
5% 6/15/28 (FSA Insured)	1,865	2,147
5% 6/15/29 (FSA Insured)	1,780	2,042
5% 6/15/30 (FSA Insured)	1,150	1,313
5% 6/15/31 (FSA Insured)	1,000	1,139
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	610	643
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/30	1,000	1,277
5% 4/1/32	1,365	1,714
5% 4/1/34	1,000	1,243
5% 4/1/36	2,135	2,630
5% 4/1/37	1,000	1,228
5% 4/1/38	845	1,034
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	3,000	3,184
Santa Monica Pub. Fin. Rev.:
(City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	904
5% 7/1/36	2,380	2,936
5% 7/1/37	1,780	2,189
(Downtown Fire Station Proj.) Series 2018, 5% 7/1/42	1,250	1,516
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	508
4% 7/1/37	475	553
4% 7/1/38	450	521
4% 7/1/39	550	636
5% 7/1/30	250	318
5% 7/1/31	350	443
5% 7/1/32	255	320
5% 7/1/33	250	312
5% 7/1/34	315	392
5% 7/1/35	400	496
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	4,027
0% 9/1/22 (AMBAC Insured)	2,900	2,873
0% 9/1/25 (AMBAC Insured)	6,800	6,499
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	934
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	3,007
South Bayside Waste Mgmt. Auth.:
Series 2019 A, 5% 9/1/42 (FSA Insured)	1,300	1,635
Series 2019 B:
5% 9/1/20 (b)	850	860
5% 9/1/21 (b)	1,245	1,316
5% 9/1/24 (b)	440	521
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/34	2,000	2,379
5% 4/1/36	3,000	3,548
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,075
5% 8/15/26	1,975	2,115
5% 8/15/27	700	749
5% 8/15/28	1,000	1,069
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	2,289
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
4% 10/1/37	2,000	2,273
5% 10/1/35	1,000	1,237
5% 10/1/36	1,585	1,952
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	353
5% 8/1/25 (FSA Insured)	750	883
5% 8/1/27 (FSA Insured)	265	311
5% 8/1/28 (FSA Insured)	510	597
5% 8/1/38 (FSA Insured)	2,500	2,854
5% 8/1/42 (FSA Insured)	4,650	5,282
Series 2012:
5% 7/1/23 (FSA Insured)	1,270	1,388
5% 7/1/24 (FSA Insured)	1,350	1,475
5% 7/1/25 (FSA Insured)	1,060	1,158
5% 7/1/26 (FSA Insured)	1,110	1,213
5% 7/1/27 (FSA Insured)	1,065	1,163
5% 1/1/29 (FSA Insured)	600	655
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,885
5% 9/1/25 (FSA Insured)	3,500	4,265
5% 9/1/27 (FSA Insured)	4,000	4,930
5% 9/1/28 (FSA Insured)	3,500	4,299
5% 9/1/29 (FSA Insured)	2,000	2,440
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/24	1,000	1,134
5% 6/1/26	1,000	1,184
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,780	5,810
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	985
5% 11/15/25 (FSA Insured)	800	990
5% 11/15/26 (FSA Insured)	965	1,192
5% 11/15/27 (FSA Insured)	1,500	1,849
5% 11/15/28 (FSA Insured)	1,165	1,433
Turlock Irrigation District Rev.:
Series 2011, 5.5% 1/1/41	10,000	10,276
Series 2020:
5% 1/1/31 (e)	6,375	8,459
5% 1/1/32 (e)	6,695	8,817
5% 1/1/41 (e)	4,000	5,040
Union Elementary School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,981
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	7,300	7,879
Univ. of California Revs.:
Bonds Series 2016 AT, 1.4%, tender 5/15/21 (a)	3,000	3,009
Series 2017 AV, 5% 5/15/34	2,000	2,492
Series 2019 BB, 5% 5/15/49	2,000	2,503
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	1,041
4% 1/1/36	1,000	1,034
5% 1/1/30	1,285	1,527
5% 1/1/31	1,350	1,585
5% 1/1/32	1,400	1,633
5% 1/1/33	2,835	3,266
5% 1/1/34	2,230	2,543
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,062
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,529
5% 8/1/30	6,710	7,870
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,114
5% 11/1/25	1,000	1,113
5% 11/1/26	1,000	1,112
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	2,412
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,865	2,336
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,075
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,445
5.5% 8/1/38	1,500	1,683
5.5% 8/1/40	5,000	5,590
Washington Township Health Care District Rev.:
Series 2010 A, 5.5% 7/1/38	3,100	3,110
Series 2017 B:
5% 7/1/30	2,500	2,970
5% 7/1/32	1,350	1,575
5% 7/1/33	1,000	1,155
Series 2019 A:
5% 7/1/30	1,000	1,236
5% 7/1/31	875	1,066
5% 7/1/32	890	1,076
5% 7/1/36	750	880
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (FSA Insured)	1,675	1,284
Series 2012, 5% 8/1/32 (Pre-Refunded to 8/1/22 @ 100)	8,265	9,117
Series 2014 A:
5% 8/1/23	365	416
5% 8/1/25	2,555	3,006
5% 8/1/26	2,550	2,987
5% 8/1/27	1,150	1,344
5% 8/1/28	1,000	1,167
5% 8/1/29	1,675	1,951
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,757
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,258
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	2,067

TOTAL CALIFORNIA		2,061,809

Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.375% 10/1/43 (b)	480	492
Series C, 5% 10/1/21 (Escrowed to Maturity) (b)	770	767

TOTAL GUAM		1,259

TOTAL MUNICIPAL BONDS
(Cost $1,927,950)		2,063,068

Municipal Notes - 2.3%
California - 2.3%
California Pub. Fin. Auth. Rev. Series 2017 B, 0.02% 6/1/20, LOC Barclays Bank PLC, VRDN (a)	20,205	$20,205
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Irvine Apt. Cmntys. LP Proj.) Series 2001 W2, 0.06% 6/1/20, LOC Wells Fargo Bank NA, VRDN (a)(b)	9,000	9,000
Eastern California Muni. Wtr. District Wtr. and Wasterwater Series 2018 A, 0.06% 6/1/20 (Liquidity Facility Bank of America NA), VRDN (a)	1,300	1,300
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B6, 0.06% 6/1/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)	6,000	6,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2019 A1, 0.05% 6/1/20 (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	10,000	10,000
Los Angeles Multi-family Hsg. Rev. Series 1994 A, 0.2% 6/1/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,418	1,418
TOTAL MUNICIPAL NOTES
(Cost $47,923)		47,923
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $1,975,873)		2,110,991
NET OTHER ASSETS (LIABILITIES) - 1.0%		21,625
NET ASSETS - 100%		$2,132,616

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,687,000 or 0.3% of net assets.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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